Derivative Instruments	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Instruments

4. Derivative Instruments

We have historically managed the impact of foreign currency exchange rate and interest rate risk through various financial instruments, including derivative instruments such as interest rate swap contracts and foreign currency forward contracts. Our policy is to use derivatives strategically to hedge existing interest rate exposure and to minimize volatility in cash flow arising from our exposure to interest rate risk and foreign currency risk. We may also acquire other financial instruments that are classified as derivatives. We do not enter into derivative instruments for trading or speculative purposes.

Interest rate swaps

As of June 30, 2020, we do not hold any interest rate swap contracts. In connection with the Exchange Offer Transactions described in Note 1, RPIFT terminated all outstanding interest rate swaps in February 2020. We paid $35.4 million to terminate our swaps and reclaimed $45.3 million of collateral that was held by the respective counterparties.

As of December 31, 2019, RPIFT held interest rate swap contracts to effectively convert a portion of its floating-rate debt to a fixed basis. The notional values and fixed rates payable on the swap contracts are shown in the table below.

Notional Value (in millions)	Fixed Rate	Maturity Date
$600	2.019%	November 9, 2020
$250	2.094%	March 27, 2023
$500	2.029%	March 27, 2023
$250	2.113%	March 27, 2023
$500	2.129%	March 27, 2023

We do not apply hedge accounting and recognize all movement in fair value through earnings. All outstanding interest rate swaps were terminated in February 2020; therefore, there were no related unrealized gains or losses during the three months ended June 30, 2020. During the three months ended June 30, 2019 we recorded in earnings unrealized losses of $39.4 million on interest rate swaps in the condensed consolidated statements of comprehensive income. During the six months ended June 30, 2020 and 2019 we recorded in earnings unrealized losses of $10.9 million and $65.3 million, respectively, on interest rate swaps in the condensed consolidated statements of comprehensive income.

The fair value of the swaps at December 31, 2019 was a net liability of $28.1 million (a current liability of $9.2 million and a non-current liability of $18.9 million) and included within Derivative financial instruments on the condensed consolidated balance sheets.

RPIFT had master International Swaps and Derivatives Association (“ISDA”) agreements in place with its derivative instrument counterparties which provide for final close out netting with counterparties for all positions in the case of default or termination of the ISDA agreement. Under these agreements, RPIFT has set-off rights with the same counterparty but elected not to offset such derivative instrument fair values in the condensed consolidated balance sheets.

RPIFT generally had executed a Credit Support Annex (“CSA”) under the ISDA it maintains with each of its over-the-counter (“OTC”) derivative counterparties that requires both posting and accepting collateral either in the form of cash or high-quality securities. These CSAs are bilateral agreements that require collateral postings by the party “out-of-the-money” or in a net derivative liability position. Various thresholds for the amount and timing of collateralization of net liability positions are applicable. RPIFT elected not to offset fair value amounts of any outstanding derivatives against the fair value amounts recognized for the related cash collateral receivable or payable that arise from those derivative instruments on the condensed consolidated balance sheets.

Only the swaps maturing in 2023 had collateral requirements. At December 31, 2019, RPIFT had a receivable of $45.6 million in cash collateral previously posted to trade counterparties, which was recorded in Other assets on the condensed consolidated balance sheets. At December 31, 2019, RPIFT did not have the obligation to return any cash collateral to counterparties, as it did not hold any cash collateral at that date.

Epizyme put option and warrant

In November 2019, RPIFT made an equity investment in Epizyme Inc. (“Epizyme”) of $100.0 million. Under the terms of its agreement with Epizyme, RPIFT made an upfront payment of $100.0 million for (1) shares of Epizyme common stock, (2) a warrant to purchase an additional 2.5 million shares of Epizyme common stock at $20 per share over a three-year term, and (3) Epizyme’s royalty on sales of Tazemetostat in Japan payable by Eisai Co., Ltd (“Eisai”). In addition, Epizyme had an 18 month put option to sell an additional $50.0 million of its common stock to RPIFT at then prevailing prices, not to exceed $20 per share.

Epizyme notified the Company of its intention to exercise the put option on December 31, 2019. As a result, we recorded a forward purchase contract equal to the difference between the market value and exercise price of $11.5 million in the non-current asset portion of Derivative financial instruments on the consolidated balance sheet at December 31, 2019. The exercise of the put option was settled in February 2020.

The warrant was recognized at fair value of $14.7 million and $30.8 million within the non-current asset portion of Derivative financial instruments on the condensed consolidated balance sheet at June 30, 2020 and December 31, 2019, respectively. We recorded an unrealized gain on derivative contracts of $0.6 million and an unrealized loss on derivative contracts of $16.1 million related to the change in fair value on the condensed consolidated statements of comprehensive income for the three and six months ended June 30, 2020, respectively.

Biohaven written put option

We determined there was a derivative associated with the Second Tranche of the Biohaven Preferred Share Agreement that was entered into in April 2019. The derivative related to Biohaven’s option, exercisable within 12 months from when the NDA for Nurtec ODT was accepted by the FDA for Priority Review, to require Royalty Pharma to purchase up to an additional $75.0 million of Preferred Shares (the “Second Tranche”) at the same price and on the same terms as the First Tranche, in one or more transactions of no less than $25.0 million. As of June 30, 2020 and December 31, 2019, management determined that the value of the Second Tranche written put option was immaterial, and therefore no liability has been recognized on the condensed consolidated balance sheets at this time. See Note 5 for a description of our investment in the Biohaven Preferred Shares.

Summary of derivatives and reclassifications

The tables below summarize the change in fair value of the derivatives for the three and six months ended June 30, 2020 and 2019, and the line items within the condensed consolidated statements of comprehensive income where the gains/(losses) on these derivatives are recorded.

	For the three months ended		Condensed Consolidated Statement of Comprehensive Income location
	June 30, 2020	June 30, 2019
	(in thousands)
Derivatives in hedging relationships (1)
Interest Rate Swaps:
Amount of loss reclassified from AOCI into income	$—	$(1,602)	Unrealized gain/loss on derivative contracts
Change in fair value of interest rate swaps	—	(8,011)	Unrealized gain/loss on derivative contracts
Interest income	—	3,115	Interest expense
Derivatives not designated as hedging instruments
Interest Rate Swaps:
Change in fair value of interest rate swaps	—	(29,801)	Unrealized gain/loss on derivative contracts
Interest income	—	1,479	Interest expense
Warrant:
Change in fair value of warrant	647	—	Unrealized gain/loss on derivative contracts

	For the six months ended		Condensed Consolidated Statement of Comprehensive Income location
	June 30, 2020	June 30, 2019
	(in thousands)
Derivatives in hedging relationships (1)
Interest Rate Swaps:
Amount of loss reclassified from AOCI into income	$(4,066)	$(3,189)	Unrealized gain/loss on derivative contracts
Change in fair value of interest rate swaps	73	(14,307)	Unrealized gain/loss on derivative contracts
Interest (expense)/income	(114)	6,888	Interest expense
Derivatives not designated as hedging instruments
Interest Rate Swaps:
Change in fair value of interest rate swaps	(6,908)	(47,758)	Unrealized gain/loss on derivative contracts
Interest (expense)/income	(408)	3,032	Interest expense
Warrant:
Change in fair value of warrant	(16,097)	—	Unrealized gain/loss on derivative contracts
Forward purchase contract:
Change in fair value of forward purchase contract	(5,800)	—	Unrealized gain/loss on derivative contracts

(1)

Certain older interest rate swaps were previously designated as cash flow hedges. These swaps became ineffective as debt refinancings occurred between 2013 and 2016. As a result of the termination of interest rate swaps in February 2020, all amounts associated with interest rate swaps previously designated as cash flow hedges and recorded in AOCI have been released into earnings.

4. Derivative Instruments

We have historically managed the impact of foreign currency exchange rate and interest rate risk through various financial instruments, including derivative instruments such as interest rate swap contracts and foreign currency forward contracts. Our policy is to use derivatives strategically to hedge existing interest rate exposure and to minimize volatility in cash flow arising from our exposure to interest rate risk and foreign currency risk. We may also acquire other financial instruments that are classified as derivatives. We do not enter into derivative instruments for trading or speculative purposes.

Interest rate swaps

As of December 31, 2019 and 2018, RPIFT held interest rate swap contracts to effectively convert a portion of its floating-rate debt to a fixed basis. The notional values and fixed rates paid on the swap contracts are shown in the table below.

Notional Value (in millions)	Fixed Rate	Maturity Date
$450	1.310%	May 9, 2018
$325	1.795%	May 9, 2018
$325	1.787%	May 9, 2018
$300	1.775%	November 9, 2018
$200	1.585%	November 9, 2018
$385	1.250%	November 9, 2019
$385	1.358%	November 9, 2019
$600	2.019%	November 9, 2020
$250	2.094%	March 27, 2023
$500	2.029%	March 27, 2023
$250	2.113%	March 27, 2023
$500	2.129%	March 27, 2023

Prior to 2017, management had designated the swap contracts with maturity dates through 2020 as cash flow hedges at inception, with the effective portion of the gain or loss on the swap reported as a component of other comprehensive income/(loss). Following various refinancings of RPIFT’s senior secured credit facilities in November 2013, May 2015 and October 2016, certain swap contracts no longer qualified for hedge accounting treatment. With each refinancing, the “highly effective” criterion was no longer met in respect of the individual swaps and, as a result, after October 2016, all changes in fair value related to these swaps have subsequently been recorded in earnings as part of unrealized gain/(loss) on interest rate swaps.

For the years ended December 31, 2019, 2018 and 2017, we did not have any swaps that were treated as effective cash flow hedges for accounting purposes. In the fourth quarter of 2017, RPIFT entered into four new swaps maturing in 2023, which were not designated as cash flow hedges, and are recorded at fair value through earnings.

During the years ended December 31, 2019, 2018 and 2017, we recorded in earnings unrealized losses of $72.6 million, unrealized gains of $11.9 million and unrealized gains of $17.0 million, respectively, on interest rate swaps in the consolidated statements of comprehensive income.

The fair value of the swaps at December 31, 2019 and December 31, 2018 was a net liability of $28.1 million (a current liability of $9.2 million and a non-current liability of $18.9 million) and a net asset of $38.3 million (a current asset of $19.2 million and a non-current asset of $19.1 million), respectively, and is included in derivative financial instruments on the consolidated balance sheets.

RPIFT has master International Swaps and Derivatives Association (“ISDA”) agreements in place with its derivative instrument counterparties which provide for final close out netting with counterparties for all positions in the case of default or termination of the ISDA agreement. Under these agreements, we have set-off rights with the same counterparty. Management has elected not to offset such derivative instrument fair values in the consolidated balance sheets.

RPIFT generally has executed a Credit Support Annex (“CSA”) under the ISDA it maintains with each of its over-the-counter derivative counterparties of these swap contracts maturing in 2023 that requires both posting and accepting collateral either in the form of cash or high-quality securities. These CSA’s are bilateral agreements that require collateral postings by the party “out-of-the-money” or in a net derivative liability position. Various thresholds for the amount and timing of collateralization of net liability positions are applicable. RPIFT has elected not to offset fair value amounts of any outstanding derivatives against the fair value amounts recognized for the related cash collateral receivable or payable that arise from those derivative instruments on the consolidated balance sheets. We have established a policy whereby we will only call collateral if our derivatives are in an asset position and management believes there is significant uncertainty around market risk or the credit risk of our counterparties.

Only the swaps maturing in 2023 have collateral requirements. At December 31, 2019, RPIFT had a receivable of $45.6 million in cash collateral previously posted to trade counterparties, which was recorded in Other long-term assets on the consolidated balance sheets. At December 31, 2019, RPIFT did not have the obligation to return any cash collateral to counterparties, as it did not hold any cash collateral at that date. At December 31, 2018, RPIFT did not have a receivable or payable related to cash collateral.

In connection with the Exchange Offer Transactions described in Note 1, RPIFT terminated all outstanding swaps in February 2020.

Epizyme put option and warrant

In November 2019, RPIFT made an equity investment in Epizyme Inc. (“Epizyme”) of $100.0 million. Under the terms of its agreement with Epizyme, RPIFT made an upfront payment of $100.0 million for (1) shares of Epizyme common stock, (2) a warrant to purchase an additional 2.5 million shares of Epizyme common stock at $20 per share over a three-year term, and (3) Epizyme’s royalty on sales of Tazemetostat in Japan payable by Eisai Co., Ltd (“Eisai”). In connection with this transaction, Pablo Legorreta, Royalty Pharma’s CEO, was appointed as a director of Epizyme, for which he will receive compensation in cash and shares, all of which will be contributed to RPM and used to reduce costs and expenses which would otherwise be billed to the Company or its affiliates. In addition, Epizyme has an 18 month put option to sell an additional $50.0 million of its common stock to RPIFT at then prevailing prices, not to exceed $20 per share.

The warrant was recognized at fair value of $30.8 million within the non-current asset portion of Derivative financial instruments on the consolidated balance sheet at December 31, 2019. The Company received notice from Epizyme on December 30, 2019, that it intended to exercise its put option at the contractually determined $20 per share price, resulting in 2.5 million shares on settlement in February 2020. As a result, the Company recorded a forward purchase contract equal to the difference in market value and exercise share price of $11.5 million in the non-current asset portion of Derivative financial instruments on the consolidated balance sheet at December 31, 2019. The Company also recorded an unrealized gain on derivative contracts of $11.5 million related to the forward purchase contract on the consolidated statements of comprehensive income for the year ended December 31, 2019.

Biohaven written put option

The Company determined there was a derivative associated with the Second Tranche of the Biohaven Preferred Share Agreement. The derivative relates to Biohaven’s option, exercisable within 12 months after the NDA for Nurtec ODT (rimegepant) is accepted by the FDA for Priority Review, to require the Company to purchase up to an additional $75.0 million of Preferred Shares (the “Second Tranche”) at the same price and on the same terms as the First Tranche, in one or more transactions of no less than $25.0 million. As of December 31, 2019, management determined that the value of the Second Tranche written put option was immaterial, and therefore no liability has been recognized on the consolidated balance sheets at this time. See Note 5 for a description of our investment in Biohaven.

Summary of derivatives and reclassifications

All interest rate swaps were ineffective during the years ended December 31, 2019, 2018, and 2017. The table below summarizes the change in fair value of the recognized derivatives held by RPIFT for the years ended December 31, 2019, 2018, and 2017 and the line item within the consolidated statements of comprehensive income where the gains/(losses) on these derivatives are recorded.

(in thousands)	For the years ended December 31,
	2019	2018	2017	Consolidated Statement of Income location
Derivatives in hedging relationships (1)
Interest Rate Swaps:
Amount of loss reclassified from AOCI into income	$(6,189)	$(8,003)	$(8,931)	Unrealized gain/loss on interest rate swaps (1)
Change in fair value of interest rate swaps	(16,954)	3,357	18,948	Unrealized gain/loss on interest rate swaps (1)
Interest income/(expense), net	9,565	9,758	(13,734)	Interest expense
Derivatives not designated as hedging instruments
Interest Rate Swaps:
Change in fair value of interest rate swaps	(49,472)	16,569	6,982	Unrealized gain/loss on derivatives
Interest income/(expense), net	(2,681)	440	—	Interest expense
Warrant:
Change in fair value of warrant	21,977	—	—	Unrealized gain/loss on derivatives
Forward purchase contract:
Change in fair value of forward purchase contract	11,500	—	—	Unrealized gain/loss on derivatives

(1)

Certain older interest rate swaps were previously designated as cash flow hedges. These swaps became ineffective as debt refinancings occurred between 2013-2015. Interest rate swaps to be reclassified from AOCI into income expire at various dates up until 2020, at which point all associated amounts initially recorded in AOCI will have been released. The portion of loss to be reclassified from AOCI into income within the next twelve months is $4.1 million.